FINANCIAL INSTRUMENTS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of consolidated financial instruments

	2023	2022
Assets
Amortized cost
Cash and cash equivalents less bank overdrafts (Note 21.1)	16,059.0	14,852.1
Trade receivables excluding prepaid expenses	7,566.7	7,791.4
Investment securities (Note 21.2)	242.2	219.1
Subtotal	23,867.9	22,862.6
Fair value through profit or loss
Investment securities (Note 21.2)	277.2	454.5
Derivatives hedges (Note 28)	379.7	273.8
Subtotal	656.9	728.3
Total assets	24,524.8	23,590.9

Liabilities
Amortized cost
Trade payables (Note 26)	23,502.4	24,837.9
Interest-bearing loans and borrowings (Note 23)	3,501.1	3,770.7
Other liabilities	2,129.6	2,015.6
Subtotal	29,133.1	30,624.2
Fair value through profit or loss
Put options granted on subsidiaries (i)	2,791.1	3,060.3
Derivatives hedges (Note 28)	763.1	729.4
Other liabilities	272.6	333.7
Subtotal	3,826.8	4,123.4
Total liabilities	32,959.9	34,747.6

(i)	Put options granted on subsidiaries: the Company constituted a liability related to the acquisition of a non-controlling interest of the operations in the Dominican Republic. This financial instrument is denominated in US Dollars (Tranche A) and Dominican Pesos (Tranche B) and is recorded by an entity, whose functional currency is the Real. The Company assigned this financial instrument as a hedging instrument for a portion of its net assets located in subsidiaries whose functional currency is the US Dollar and the Dominican Peso, in such a manner that the hedge result can be recorded in other comprehensive income of the group, following the result of the hedged item.

Schedule of financial risk management

2023
			Fair Value		Gain / (Losses)
Hedge position	Risk	Notional	Assets	Liability	Finance Result	Operational Result	Equity

Cost		17,374.2	379.5	(742.0)	(1,639.6)	34.6	(285.2)
	Commodities	4,025.7	198.3	(219.4)	(388.3)	(336.2)	(105.4)
	US Dollars	13,200.0	164.9	(522.4)	(1,250.7)	363.9	(182.1)
	Euros	37.4	0.1	(0.2)	(0.5)	2.6	0.5
	Mexican Pesos	111.1	16.2	-	(0.1)	4.3	1.8

Importing of fixed assets		249.7	0.1	(14.6)	11.0	3.4	5.0
	US Dollars	249.7	0.1	(14.6)	11.0	3.4	5.0

Expenses		64.7	0.1	(4.2)	(25.6)	(0.1)	1.1
	US Dollars	64.7	0.1	(4.2)	(25.6)	(0.1)	1.1

Cash		(59.3)	-	(2.3)	13.7	-	-
	US Dollars	(59.3)	-	(2.3)	13.7	-	-
At December 31, 2023		17,629.3	379.7	(763.1)	(1,640.5)	37.9	(279.1)

	2022
			Fair Value		Gain / (Losses)
Hedge position	Risk	Notional	Assets	Liability	Finance Result	Operational Result	Equity

Cost		19,853.3	271.8	(719.4)	(3,075.2)	452.7	134.3
	Commodities	4,809.9	100.8	(376.0)	63.5	(32.3)	(475.0)
	US Dollars	14,874.7	157.7	(342.9)	(3,139.2)	477.1	596.6
	Euros	32.2	1.9	-	(0.7)	(0.3)	1.2
	Mexican Pesos	136.5	11.4	(0.5)	1.2	8.2	11.5

Fixed assets		226.8	1.5	(5.4)	(5.9)	4.9	(13.0)
	US Dollars	226.8	1.5	(5.4)	(5.9)	4.9	(13.0)

Expenses		204.9	0.5	(4.6)	(42.5)	9.1	(14.8)
	US Dollars	204.9	0.5	(4.6)	(42.5)	9.1	(14.8)

Cash		-	-	-	(17.1)	-	-
	American Dollar	-	-	-	(17.1)	-	-
At December 31, 2022		20,285.0	273.8	(729.4)	(3,140.7)	466.7	106.5

Schedule of notional and fair value amounts per instrument and maturity

		Notional Value
Exposure	Risk	2024	2025	2026	2027	>2027	Total

Cost		16,763.3	610.9	-	-	-	17,374.2
	Commodities	3,924.3	101.4	-	-	-	4,025.7
	US Dollars	12,690.5	509.5	-	-	-	13,200.0
	Euros	37.4	-	-	-	-	37.4
	Mexican Pesos	111.1	-	-	-	-	111.1

Importing of fixed assets		249.7	-	-	-	-	249.7
	US Dollars	249.7	-	-	-	-	249.7

Expenses		64.7	-	-	-	-	64.7
	US Dollars	64.7	-	-	-	-	64.7

Cash		(59.3)	-	-	-	-	(59.3)
	US Dollars	(59.3)	-	-	-	-	(59.3)
		17,018.4	610.9	-	-	-	17,629.3

		Fair Value
Exposure	Risk	2024	2025	2026	2027	>2027	Total

Costs		(352.5)	(10.0)	-	-	-	(362.5)
	Commodities	(14.2)	(6.9)	-	-	-	(21.1)
	US Dollars	(354.4)	(3.1)	-	-	-	(357.5)
	Euros	(0.1)	-	-	-	-	(0.1)
	Mexican Pesos	16.2	-	-	-	-	16.2

Importing of fixed assets		(14.5)	-	-	-	-	(14.5)
	US Dollars	(14.5)	-	-	-	-	(14.5)

Expenses		(4.1)	-	-	-	-	(4.1)
	US Dollars	(4.1)	-	-	-	-	(4.1)

Cash		(2.3)	-	-	-	-	(2.3)
	US Dollars	(2.3)	-	-	-	-	(2.3)
		(373.4)	(10.0)	-	-	-	(383.4)

Schedule of fair value measurement

	2023				2022

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Investment securities	277.2	-	-	277.2	454.5	-	-	454.5
Derivatives – operational hedge	53.4	326.3	-	379.7	57.0	216.8	-	273.8
	330.6	326.3	-	656.9	511.5	216.8	-	728.3
Financial liabilities
Put options granted on subsidiaries	-	-	2,791.1	2,791.1	-	-	3,060.3	3,060.3
Other liabilities	-	-	272.6	272.6	-	-	333.7	333.7
Derivatives liabilities at fair value through profit and loss	2.3	-	-	2.3	-	-	-	-
Derivatives – operational hedge	70.0	690.8	-	760.8	76.1	653.3	-	729.4
	72.3	690.8	3,063.7	3,826.8	76.1	653.3	3,394.0	4,123.4

Schedule of reconciliation of changes in the assets

Financial liabilities at December 31, 2022	3,394.0
Acquisition of investments	(64.2)
Level reclassification	(6.6)
Total gains and losses during the period	(259.5)
Losses/(gains) recognized in net income	(269.9)
Losses/(gains) recognized in equity	10.4
Financial liabilities at December 31, 2023	3,063.7

Schedule of detailed information about hedging instruments

	2023		2022
	Risk		Risk
	Interest rate	Amount	Interest rate	Amount
Brazilian Reais	8.1%	243.2	8.5%	230.1
Post fixed interest rate		243.2		230.1

Brazilian Reais	10.1%	2,372.0	8.5%	2,602.1
Working Capital in Argentinean Peso	0.0%	-	73.5%	74.3
Other	11.5%	405.6	10.4%	421.3
US Dollars	14.0%	-	14.0%	6.2
Canadian Dollars	5.6%	480.3	5.3%	511.0
Pre-fixed interest rate		3,257.9		3,614.9

Schedule of types of market risk

Transaction	Risk	Fair value	Probable scenario	Adverse scenario	Remote scenario

Commodities hedge	Decrease in commodities price	(21.1)	94.6	985.4	1,991.9
Input purchases		21.1	(94.6)	(985.4)	(1,991.9)
Foreign exchange hedge	Foreign currency decrease	(341.4)	(163.3)	2,995.8	6,333.0
Input purchases		341.4	104.9	(3,336.8)	(7,014.9)
Cost effects		-	(58.4)	(341.0)	(681.9)

Foreign exchange hedge	Foreign currency decrease	(14.5)	(13.2)	47.9	110.3
Capex Purchases		14.5	13.2	(47.9)	(110.3)
Fixed asset effects		-	-	-	-

Foreign exchange hedge	Foreign currency decrease	(4.1)	(3.7)	12.0	28.2
Expenses		4.1	(1.7)	(44.0)	(92.2)
Result of expense effects		-	(5.4)	(32.0)	(64.0)

Foreign exchange hedge	Foreign currency decrease	(2.3)	(2.5)	(17.1)	(31.9)
Cash		2.3	2.5	17.1	31.9
Cash effects		-	-	-	-
		-	(63.8)	(373.0)	(745.9)

Schedule of liquidity risk and payables

	2023
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Trade and other payables (i)	36,817.8	38,453.7	35,522.5	439.9	10.6	808.6	1,672.1
Secured bank loans	126.5	177.8	26.7	25.2	25.2	50.4	50.4
Other secured loans (ii)	415.7	594.7	156.0	171.2	134.2	79.4	53.9
Lease liabilities	2,958.9	3,473.0	1,344.0	608.3	552.6	452.6	515.5
	40,318.9	42,699.2	37,049.2	1,244.6	722.6	1,390.9	2,291.8

	2022
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Trade and other payables (i)	39,354.4	40,656.4	36,818.5	86.8	1,275.1	1,008.4	1,467.6
Secured bank loans	180.8	245.7	68.2	26.4	25.2	50.4	75.5
Other secured loans (ii)	472.5	759.1	169.9	156.7	151.6	165.4	115.5
Lease liabilities	3,117.4	3,657.4	962.9	1,008.4	621.0	696.9	368.2
	43,125.1	45,318.6	38,019.5	1,278.3	2,072.9	1,921.1	2,026.8

(i)	Mainly includes amounts related to suppliers, taxes, fees and contributions payables, dividends, and interest on equity payable, salaries and charges, put options related to the Company’s participation in subsidiaries and other liabilities, except for related parties, with payment term of less than one year.

(ii)	Nomenclature modified to Other secured loans, including for comparative purposes.

Schedule of net debt of long term

	2023	2022
Assets
Interest-bearing loans and borrowings current and non-current	3,501.1	3,770.7
(-) Financial assets at fair value through profit or loss	(277.2)	(454.5)
(-) Cash and cash equivalents less bank overdraft	(16,059.0)	(14,852.1)
Net debt	(12,835.1)	(11,535.9)